FINANCIAL INSTRUMENTS (Schedule of Currency Risk Affect Net Income) (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | $	$ 27,256		$ 29,093
RMB [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | ¥				¥ 7,115